Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT3-0922
1.9904875.100
Common Stocks - 95.0%
	Shares	Value ($)
Australia - 2.2%
Bapcor Ltd.	3,227	15,130
Macquarie Group Ltd.	213	27,260
TOTAL AUSTRALIA		42,390
Austria - 2.1%
Verbund AG	291	31,972
Wienerberger AG	363	8,325
TOTAL AUSTRIA		40,297
Bailiwick of Jersey - 1.3%
Experian PLC	1	35
Ferguson PLC	202	25,313
TOTAL BAILIWICK OF JERSEY		25,348
Belgium - 1.6%
KBC Group NV	140	7,333
UCB SA	283	22,069
TOTAL BELGIUM		29,402
Canada - 1.7%
Nutrien Ltd.	208	17,806
The Toronto-Dominion Bank	218	14,161
TOTAL CANADA		31,967
Denmark - 1.4%
ORSTED A/S (a)	229	26,659
Finland - 1.6%
Neste OYJ	607	31,069
France - 11.4%
Air Liquide SA	65	8,936
AXA SA	1,969	45,371
BNP Paribas SA	443	20,931
Capgemini SA	179	33,909
L'Oreal SA	29	10,964
Legrand SA	264	21,613
LVMH Moet Hennessy Louis Vuitton SE	64	44,439
Pernod Ricard SA	122	23,878
Worldline SA (a)(b)	167	7,371
TOTAL FRANCE		217,412
Germany - 7.9%
Brenntag SE	166	11,661
Deutsche Borse AG	79	13,791
Deutsche Post AG	586	23,405
Infineon Technologies AG	356	9,763
Merck KGaA	211	40,187
Puma AG	147	9,859
SAP SE	78	7,275
Siemens AG	298	33,240
TOTAL GERMANY		149,181
Hong Kong - 2.6%
AIA Group Ltd.	2,583	25,951
Hang Seng Bank Ltd.	1,482	23,882
TOTAL HONG KONG		49,833
India - 2.0%
HDFC Bank Ltd. sponsored ADR	598	37,554
Ireland - 2.1%
CRH PLC	482	18,490
Dalata Hotel Group PLC (b)	4,571	16,795
Kerry Group PLC Class A	46	4,854
TOTAL IRELAND		40,139
Italy - 1.1%
Carel Industries SpA (a)	462	10,483
Intesa Sanpaolo SpA	5,799	10,298
TOTAL ITALY		20,781
Japan - 17.0%
FUJIFILM Holdings Corp.	402	22,963
Fujitsu Ltd.	106	14,211
Hitachi Ltd.	765	38,730
Hoya Corp.	346	34,666
Itochu Corp.	1,095	31,875
Nomura Research Institute Ltd.	512	15,383
ORIX Corp.	3,642	64,907
Persol Holdings Co. Ltd.	886	18,342
Recruit Holdings Co. Ltd.	428	15,996
Sony Group Corp.	780	66,166
TOTAL JAPAN		323,239
Kenya - 0.6%
Safaricom Ltd.	45,597	11,486
Netherlands - 4.7%
ASML Holding NV (Netherlands)	77	44,256
Heineken NV (Bearer)	203	19,938
Koninklijke KPN NV	7,820	25,744
TOTAL NETHERLANDS		89,938
New Zealand - 1.9%
EBOS Group Ltd.	1,064	26,439
Ryman Healthcare Ltd.	1,705	9,973
TOTAL NEW ZEALAND		36,412
Norway - 1.6%
DNB Bank ASA	1,367	26,965
Schibsted ASA (A Shares)	210	3,931
TOTAL NORWAY		30,896
Singapore - 0.8%
United Overseas Bank Ltd.	725	14,465
Spain - 3.6%
Amadeus IT Holding SA Class A (b)	459	26,764
Cellnex Telecom SA (a)	157	7,022
EDP Renovaveis SA	550	14,222
Iberdrola SA	1,896	20,246
TOTAL SPAIN		68,254
Sweden - 4.0%
Boliden AB	876	29,046
Bravida Holding AB (a)	431	4,347
Instalco AB	1,033	5,086
Investor AB (B Shares)	520	9,661
Lagercrantz Group AB (B Shares)	714	7,764
Nibe Industrier AB (B Shares)	1,906	19,093
TOTAL SWEDEN		74,997
Switzerland - 7.3%
Nestle SA (Reg. S)	588	72,046
Roche Holding AG (participation certificate)	177	58,765
SGS SA (Reg.)	3	7,321
TOTAL SWITZERLAND		138,132
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,038	34,838
United Kingdom - 12.7%
AstraZeneca PLC (United Kingdom)	473	62,219
Beazley PLC	1,401	9,247
Big Yellow Group PLC	431	7,479
Bunzl PLC	273	10,210
Compass Group PLC	1,638	38,389
Dechra Pharmaceuticals PLC	154	6,909
Diageo PLC	622	29,465
Grainger Trust PLC	2,528	9,119
Impax Asset Management Group PLC	468	4,086
Legal & General Group PLC	4,509	14,332
Reckitt Benckiser Group PLC	471	38,205
Smart Metering Systems PLC	992	11,356
TOTAL UNITED KINGDOM		241,016
TOTAL COMMON STOCKS (Cost $1,944,430)		1,805,705

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c) (Cost $59,018)	59,007	59,018

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $2,003,448)	1,864,723
NET OTHER ASSETS (LIABILITIES) - 1.9%	36,604
NET ASSETS - 100.0%	1,901,327

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,882 or 2.9% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	-	2,111,069	2,052,051	278	-	-	59,018	0.0%
Total	-	2,111,069	2,052,051	278	-	-	59,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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